Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)

Quarterly Results of Operations (Unaudited)

Consolidated quarterly results of operations for fiscal year 2020 and 2019 were as follows:

	Quarter Ended
	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020
	(in thousands, except per share data)
2020
Total revenue	17,430	22,067	29,762	39,633
Gross profit	14,935	20,240	27,266	36,665
Operating income	8,931	3,946	19,554	24,286
Change in fair value of contingent consideration	—	(48,802)	(83,130)	—
Net income (loss) and comprehensive income (loss)	8,172	(49,805)	(71,133)	15,202
Basic net income (loss) per common share	$0.29	$(1.01)	$(0.62)	$0.12
Diluted net income (loss) per common share	$0.16	$(1.01)	$(0.62)	$0.12

	Quarter Ended
	March 31, 2019	June 30, 2019	September 30, 2019	December 31, 2019
	(in thousands, except per share data)
2019
Total revenue	$19,484	$25,183	$22,104	$26,076
Gross profit	$17,957	$23,116	$20,181	$23,787
Operating income	$12,863	$17,580	$14,817	$17,355
Net income (loss) and comprehensive income (loss)	$12,904	$17,484	$14,716	$17,440
Basic net income (loss) per common share	$(0.34)	$(0.19)	$(1.25)	$(1.19)
Diluted net income (loss) per common share	$(0.34)	$(0.19)	$(1.25)	$(1.19)